Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions
Schedule of relationship with related parties

Names of related parties	Relationship with the Group
Tencent Group	A shareholder of the Company
Ningbo Hexin Equity Investment Partnership	Company controlled by one of the executive officers of the Company
Shanghai Fufeitong Information Service Co., Ltd. and its affiliates (“Fufeitong Group”)	Company controlled by one of the executive officers of the Company

Schedule of significant related party transactions

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Services provided to:
Fufeitong Group	—	10,765	4,272	602

Services received from:
Tencent Group	8,416,635	7,061,132	7,182,496	1,011,634
Fufeitong Group	211,414	653,972	839,985	118,309

Schedule of related party balances

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Amounts due from related parties:
Current:
Tencent Group*	2,763,924	3,516,220	495,250
Ningbo Hexin Equity Investment Partnership **	697,632	710,632	100,090
Fufeitong Group***	2,856,856	3,201,218	450,882
Amounts due to related parties:
Current:
Tencent Group	1,539,694	1,112,583	156,704
Fufeitong Group	136,697	126,193	17,774

*The balance primarily represents receivables due from the online payment platform operated by Tencent Group.

**The balance represents loans to Ningbo Hexin Equity Investment Partnership, an entity controlled by one of the executive officers of the Company.

***The balance primarily represents receivables due from the online payment platform operated by Fufeitong Group.